Other payables and accrued liabilities	12 Months Ended
Dec. 31, 2014
Other payables and accrued liabilities [Abstract]
Other payables and accrued liabilities

17. Other payables and accrued liabilities

The components of other payables and accrued liabilities are as follows:

	December 31, 2013	December 31, 2014
	US$	US$
Contract deposit	27,261,543	22,484,500
Accrued expense	15,550,633	19,893,141
Deed tax and maintenance fund withheld for customers	4,989,023	266,382
Bidding deposit	691,844	1,698,002
Welfare	1,704,441	1,697,794
Other tax payable	7,756,722	8,606,598
Aircraft operating expense	505,110	752,574
Accrued interest expense	7,077,864	11,582,212
Others	7,909,146	7,106,887

Total	73,446,326	74,088,090